Reserves (Details) - Schedule of Movements in Options for Fully Paid Ordinary Shares	12 Months Ended
	Jun. 30, 2024 AUD ($) Options	Jun. 30, 2023 AUD ($) Options	Jun. 30, 2022 AUD ($) Options
Schedule of Movements in Options for Fully Paid Ordinary Shares [Abstract]
Number of Options, Beginning of the year | Options	170,042,720	184,692,720	160,542,720
Beginning of the year | $	$ 3,972,475	$ 3,565,918	$ 2,750,884
Number of Options , Options issued during the year | Options	3,092,563,791		45,150,000
Options issued during the year | $
Number of Options, Options expired during the year | Options		(13,150,000)	(7,000,000)
Expired during the year | $		$ (560,014)	$ (240,310)
Number of Options, Forfeited during the year | Options	(5,500,000)	(1,500,000)	(14,000,000)
Forfeited during the year | $	$ (93,222)	$ (17,150)	$ (450,777)
Number of Options, Shares to be issued | Options
Shares to be issued | $	$ 45,000
Number of Options, Share Based Payment expense | Options
Share Based Payment expense | $	$ 881,950	$ 983,721	$ 1,506,121
Number of Options, End of the year | Options	3,250,009,092	170,042,720	184,692,720
End of the year | $	$ 4,806,203	$ 3,972,475	$ 3,565,918